VOYA INVESTORS TRUST

VY® Clarion Real Estate Portfolio

(“Portfolio”)

Supplement dated January 30, 2015

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus

dated May 1, 2014

(“Prospectus”)

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Portfolio was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Portfolio’s classification has changed from a non-diversified fund to a diversified fund effective January 30, 2015. As a result of this classification change, the Portfolio is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolio to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Investors Trust is organized as a Massachusetts business trust.

Effective January 30, 2015, the Portfolio’s Prospectus is hereby revised as follows:

1.	The fifth paragraph of the section entitled “Principal Investment Strategies” of the Portfolio’s Prospectus is hereby deleted in its entirety.

2.	The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Portfolio’s Prospectus is hereby deleted in its entirety.